Statements of Net Assets Available for Benefits - LONG-TERM SAVINGS PLAN - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Interest in investments of the Trust	$ 323,573,707	$ 290,146,879
Notes receivable from participants	17,460,987	18,192,982
Contributions receivable:
Participant	506,840
Employer	279,638
Net assets available for benefits	$ 341,821,172	$ 308,339,861